Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Right-of-use assets and lease liabilities
Summary of right-of-use assets - changes in the year

					2019
		Machinery,
		equipment, and
	Buildings	facilities	IT equipment	Vehicles	Total
At January 1	4,312	8,536	5,846	22,827	41,521
New contracts	2,525	181	—	811	3,517
Amortization	(1,569)	(2,878)	(3,675)	(8,103)	(16,225)
Reclassification – Note 5 (a)	—	2,278	—	—	2,278
Foreign exchange effect	(1)	(715)	—	(828)	(1,544)
At the end of the year	5,267	7,402	2,171	14,707	29,547

Average annual amortization rates %	24	35	63	36

Summary of lease liabilities - changes in the year

2019
At January 1	41,450
New contracts	3,517
Payments of lease liabilities	(13,280)
Interest paid	(3,259)
Interest accrued	3,418
Reclassification – Note 5 (a)	3,087
Foreign exchange effect	(549)
At the end of the year	34,384
Current liabilities	16,474
Non-current liabilities	17,910

Summary of maturity profile

	2019
					As from
	2020	2021	2022	2023	2024	Total
U.S. Dollar	12,436	6,697	6,338	866	83	26,420
Real	5,467	1,412	550	498	37	7,964
	17,903	8,109	6,888	1,364	120	34,384